CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		12 Months Ended		191 Months Ended	194 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Revenue:
Sales	$ 176,098	$ 16,893	$ 151,574	$ 36,078	$ 187,652	$ 363,750
Grant and Other Income	195,232	33,333	1,191,362		2,191,807	2,387,039
Total Revenue	371,330	50,226	1,342,936	36,078	2,379,459	2,750,789
Cost of revenue	253,511	53,840	319,298	11,760	833,871	1,087,382
Gross profit/(loss)	117,819	(3,614)	1,023,638	24,318	1,545,588	1,663,407
Other Expenses:
Research and development	704,141	632,854	2,532,489	2,888,245	53,929,459	54,633,600
Legal, financial and other consulting	222,746	161,292	627,245	342,651	8,585,135	8,807,881
General and administrative	613,162	269,466	1,354,738	1,230,189	26,411,211	27,024,373
Change in fair value of management and incentive units					(6,055,483)	(6,055,483)
Total expenses	1,540,049	1,063,612	4,514,472	4,461,085	82,870,322	84,410,371
Loss from Operations	(1,422,230)	(1,067,226)	(3,490,834)	(4,436,767)	(81,324,734)	(82,746,964)
Other (income) expenses:
Gain on disposal of property and equipment					(21,663)	(21,663)
Gain on extinguishment of debt					(216,617)	(216,617)
Interest (income) expense, net	206,712	359,370	564,428	1,044,881	7,301,550	7,508,262
Penalties associated with non-registration of Series A Preferred Stock					361,495	361,495
Total other (income) expense, net	206,712	359,370	564,428	1,044,881	7,424,765	7,631,477
Loss before benefit from income taxes	(1,628,942)	(1,426,596)	(4,055,262)	(5,481,648)	(88,749,499)	(90,378,441)
Benefit from income taxes			(391,756)		(939,074)	(939,074)
Net loss	(1,628,942)	(1,426,596)	(3,663,506)	(5,481,648)	(87,810,425)	(89,439,367)
Preferred stock dividend	586,417	663,917	2,511,412	3,087,044	10,922,035	11,508,452
Net loss available to common shareholders	(2,215,359)	(2,090,513)	(6,174,918)	(8,568,692)	(98,732,460)	(100,947,819)
Basic and diluted net loss per common share	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.05)
Weighted average number of shares of common stock outstanding	222,968,576	181,150,646	198,228,289	160,235,291
Net loss	(1,628,942)	(1,426,596)	(3,663,506)	(5,481,648)	(87,810,425)	(89,439,367)
Other comprehensive loss:
Currency translation adjustment	(2,402)		(12,662)		(12,662)	(15,064)
Comprehensive loss	$ (1,631,344)	$ (1,426,596)	$ (3,676,168)	$ (5,481,648)	$ (87,823,087)	$ (89,454,431)